UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2011

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 84.64%

Federal Home Loan Bank	0.12%	5/25/2011	$28,615	$28,609,849
Federal Home Loan Bank	0.12%	6/10/2011	52,941	52,928,648
Federal Home Loan Bank	0.12%	6/15/2011	90,000	89,976,979
Federal Home Loan Bank	0.14%	5/13/2011	20,000	19,996,733
Federal Home Loan Bank	0.14%	5/18/2011	7,368	7,366,605
Federal Home Loan Bank	0.145%	6/3/2011	31,987	31,978,883
Federal Home Loan Mortgage Corp.	0.125%	6/13/2011	29,000	28,992,649
Federal Home Loan Mortgage Corp.	0.125%	6/20/2011	50,000	49,986,111
Federal Home Loan Mortgage Corp.	0.13%	5/16/2011	15,000	14,997,563
Federal Home Loan Mortgage Corp.	0.14%	5/23/2011	40,000	39,991,911
Federal Home Loan Mortgage Corp.	0.16%	5/9/2011	25,000	24,995,646
Federal National Mortgage Asssoc.	0.12%	6/8/2011	24,405	24,399,468
Federal National Mortgage Asssoc.	0.17%	4/25/2011	50,000	49,994,334
Federal National Mortgage Asssoc.	0.17%	4/27/2011	23,000	22,997,176
Federal National Mortgage Asssoc.	0.17%	5/4/2011	30,000	29,995,325

Total Government Sponsored Enterprises Securities				517,207,880

REPURCHASE AGREEMENTS 15.35%

Repurchase Agreement dated 3/31/2011, 0.06% due 4/1/2011 with Bank of America Corp. collateralized by $92,755,500 of U.S. Treasury Bond at 1.125% due 1/15/2021; value: $94,984,946; proceeds: $92,832,155 (cost $92,832,000)			92,832	92,832,000
Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $970,000 of U.S. Treasury Note at 0.625% due 1/31/2013; value: $968,788; proceeds: $948,034 (cost $948,033)			948	948,033

Total Repurchase Agreements				93,780,033

Total Investments in Securities 99.99% (cost $610,987,913)*				610,987,913

Other Assets in Excess of Liabilities 0.01%				72,316

Net Assets 100.00%				$611,060,229

*	Cost for Federal income tax purposes is $610,987,913. Average maturity of investments: 49 days.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The Fund’s invesmtment objective is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities. These securities are commonly known as Money Market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$—	$517,207,880	$—	$517,207,880
Repurchase Agreement	—	93,780,033	—	93,780,033

Total	$—	$610,987,913	$—	$610,987,913

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011